Related parties - (Schedule of Information about key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 10,283	$ 7,951
Post-employment benefits	837	639
Long-term share-based awards	6,737	6,381
Total key management personnel compensation	$ 17,857	$ 14,971